Consolidated Statement of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Royalties	$ 14	$ 0	$ 91	$ 0
License and other revenue	533	20	613	120
Revenue					1,198	433
Other Income	0	0	0	0	10	7
Total Revenues	547	20	704	120	1,208	440
Expenses
Research and development expense	48	310	215	551	1,935	1,524
Research and development tax credits					(212)	(188)
Selling, general and administrative expense	394	332	850	771
Management salaries					716	586
General and administrative					347	333
Professional fees					582	594
Depreciation					46	37
Amortization of tangible assets	7	9	17	17
Amortization of intangible assets	9	0	19	0
Foreign exchange loss					41	3
Interest and financing fees					3	3
Total Costs and Expenses	458	651	1,101	1,339	3,458	2,892
Profit (Loss) from Operations	89	(631)	(397)	(1,219)
Other Income
Interest and other income	1	1	1	5
Total Other Income	1	1	1	5
Loss Before Income Taxes					(2,250)	(2,452)
Income taxes					0	0
Net Profit (Loss)	90	(630)	(396)	(1,214)	(2,250)	(2,452)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	(71)	(73)	(107)	19	100	49
Comprehensive Profit (Loss)	$ 19	$ (703)	$ (503)	$ (1,195)	$ (2,150)	$ (2,403)
Basic and Diluted Weighted Average Number of Shares Outstanding	51,166,323	49,622,028	51,133,173	49,473,279	49,637,908	43,736,003
Basic and Diluted Profit (Loss) Per Common Share	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.05)